Debt - Narratives - Term Loan (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) ACRE	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) ACRE	Dec. 31, 2020 USD ($)	Sep. 03, 2020 USD ($)
Debt Instrument
Payment of financing costs	$ 895,247	$ 641,446	$ 2,295,347	$ 2,361,369
Proceeds from borrowings under the term loan	0	1,469,656	2,764,020	107,584,451
Repayment of borrowings under the term loan	93,763,471	2,600,000	16,585,001	0
Principal amount	453,638,529		370,566,055	241,152,827
Interest expense on secured borrowing	$ 552,785	$ 299,805	$ 1,576,502	633,850
Term Loan
Debt Instrument
Debt instrument covenant requirement on consolidated tangible net worth minimum percent			75.00%
Proceeds from borrowings under the term loan			$ 2,800,000
Repayment of borrowings under the term loan			16,600,000
Principal amount			$ 93,763,470	$ 107,584,451
Maturity Date	Mar. 14, 2025		Mar. 14, 2025
Description of Variable Rate Basis			LIBOR
Term Loan | Minimum
Debt Instrument
Debt Instrument Covenant Liquidity			$ 10,000,000
Term Loan | Maximum
Debt Instrument
EBITDA To interest expense ratio | ACRE			1.5
Term Loan | LIBOR
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			4.25%	4.25%
Debt Instrument Additional Variable Rate in Year Two			0.50%
Debt Instrument Additional Variable Rate in Year Three			0.25%
Term Loan | LIBOR | Floor rate
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate			1.00%	1.00%
Term Loan | Committed Advances
Debt Instrument
Amount Remaining Available			$ 400,000
Term Loan | Discretionary Advances
Debt Instrument
Amount Remaining Available			$ 6,600,000
Indenture and credit Agreement | Class B Loan
Debt Instrument
Principal amount					$ 76,700,000
Indenture and credit Agreement | Term Loan
Debt Instrument
Payment of financing costs				$ 2,400,000
additional future discretionary advances					11,600,000
Additional Future Advance				$ 1,300,000
Principal amount					103,000,000
Additional Future Advance					$ 3,600,000
Description of Variable Rate Basis	LIBOR
Covenant Description	In connection with the Indenture and Credit Agreement, the Company entered into a non-recourse carveout Guaranty (the “Guaranty”) in favor of Goldman, pursuant to which the Company guaranteed the payment of certain losses, damages, costs, expenses, and other obligations incurred by Goldman in connection with the occurrence of fraud, intentional misrepresentation, or willful misconduct by the Issuer, Class B Holder or the Company, and certain other occurrences including breaches of certain provisions under the Indenture and Credit Agreement. The Company also guaranteed the payment of the aggregate outstanding amount of the Term Loan upon the occurrence of certain bankruptcy events. Under the Guaranty, the Company was required to maintain (a) a minimum tangible net worth in an amount not less than seventy-five percent (75%) of its tangible net worth as of September 3, 2020, (b) a minimum liquidity of $10 million, and (c) an EBITDA to interest expense ratio of not less than 1.5 to 1.0. Failure to satisfy such maintenance covenants would constitute an event of default under the Indenture and Credit Agreement		In connection with the Indenture and Credit Agreement, the Company entered into a non-recourse carveout Guaranty (the “Guaranty”) in favor of Goldman, pursuant to which the Company guarantees the payment of certain losses, damages, costs, expenses, and other obligations incurred by Goldman in connection with the occurrence of fraud, intentional misrepresentation, or willful misconduct by the Issuer, Class B Holder or the Company, and certain other occurrences including breaches of certain provisions under the Indenture and Credit Agreement. The Company also guarantees the payment of the aggregate outstanding amount of the Term Loan upon the occurrence of certain bankruptcy events. Under the Guaranty, the Company is required to maintain (a) a minimum tangible net worth in an amount not less than seventy-five percent (75%) of its tangible net worth as of September 3, 2020, (b) a minimum liquidity of $10 million, and (c) an EBITDA to interest expense ratio of not less than 1.5 to 1.0. Failure to satisfy such maintenance covenants would constitute an event of default under the Indenture and Credit Agreement.
Covenant Compliance			As of December 31, 2020, the Company was in compliance with these covenants
Interest expense on secured borrowing	$ 400,000
Indenture and credit Agreement | Term Loan | Minimum
Debt Instrument
Debt Instrument Covenant Liquidity	$ 10,000,000
Indenture and credit Agreement | Term Loan | Maximum
Debt Instrument
EBITDA To interest expense ratio | ACRE	1.5
Indenture and credit Agreement | Term Loan | LIBOR
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	4.25%
Debt instrument covenant requirement on consolidated tangible net worth minimum percent	75.00%
Debt Instrument Additional Variable Rate in Year Two	0.50%
Debt Instrument Additional Variable Rate in Year Three	0.25%
Indenture and credit Agreement | Term Loan | LIBOR | Floor rate
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.00%